Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Amendment Flag	false
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020